Equity - Summarized Financial Information for Subsidiary (Detail) - USD ($) $ in Thousands	2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Current assets	$ 401,593	$ 479,636	$ 401,593	$ 479,636
Current liabilities	(397,498)	(338,000)	(397,498)	(338,000)
Non-current assets	609,985	496,602	609,985	496,602
Non-current liabilities	(92,738)	(124,780)	(92,738)	(124,780)
Summarized Condensed Income Statement
Net revenue from services			327,617	258,877	$ 235,515
Total gross revenue from services			334,390	264,061	239,595
Taxes on revenue			(6,773)	(5,184)	(4,080)
Personnel expenses			(78,778)	(69,779)	(47,604)
Amortization of intangible assets			(22,370)	(17,379)	(6,973)
General and administrative expenses			(39,159)	(31,150)	(14,332)
Share of profits of associates			(753)	(2,351)	0
Net financial income/(expense)			(1,674)	8,115	(287)
Income before income taxes			117,999	102,453	121,572
Tax expense (income)			2,816	(8,349)	(381)
Net income for the year			120,815	94,104	121,191
Currency translation adjustment – non-controlling interests			(459)	1,284	(88)
Comprehensive income			119,823	93,532	117,725
Disclosure Of Noncontrolling Interests [Abstract]
Capital contributions			3,657	0	0
Non-controlling interests			1,956	2,431	(1,373)
Non- controlling interests
Summarized Condensed Income Statement
Net income for the year			2,415	1,147	(1,285)
Management fees
Summarized Condensed Income Statement
Total gross revenue from services			252,885	223,485	144,654
Taxes on revenue			(5,356)	(3,957)	(3,910)
Performance fees
Summarized Condensed Income Statement
Total gross revenue from services			74,712	30,350	89,295
Taxes on revenue			(1,417)	(1,227)	(170)
VBI Non-Controlling Interest
Summarized Condensed Income Statement
Net income for the year			2,128
Currency translation adjustment – non-controlling interests			(1,442)	1,284
Disclosure Of Noncontrolling Interests [Abstract]
Net assets and proportion of share of identifiable assets on acquisition			0	13,729
Net income since acquisition				1,147
Gross obligation under put option				(55,490)
Dividends declared			(3,663)
Capital contributions			4,743
Non-controlling interests			(37,564)	(39,330)	0
PAM Non-Controlling Interest
Summarized Condensed Income Statement
Net income for the year			287
Currency translation adjustment – non-controlling interests			983	0
Disclosure Of Noncontrolling Interests [Abstract]
Net assets and proportion of share of identifiable assets on acquisition			15,147	0
Net income since acquisition				0
Gross obligation under put option				0
Dividends declared			0
Capital contributions			0
Non-controlling interests			16,417	0	$ 0
VBI Real Estate Gestão de Carteiras S.A. (“VBI”)
Statement of financial position [abstract]
Current assets	8,142	6,647	8,142	6,647
Current liabilities	(8,285)	(3,703)	(8,285)	(3,703)
Current net assets	(143)	2,944	(143)	2,944
Non-current assets	26,613	27,425	26,613	27,425
Non-current liabilities	(614)	(605)	(614)	(605)
Non-current net assets	25,999	26,820	25,999	26,820
Net assets	25,856	29,764	25,856	$ 29,764
Summarized Condensed Income Statement
Net revenue from services		5,406
Taxes on revenue		(452)	(810)
Personnel expenses		(1,008)	(3,070)
Amortization of intangible assets		(630)	(1,870)
General and administrative expenses		(766)	(1,892)
Share of profits of associates		(125)	(222)
Other income/(expenses)			(6)
Net financial income/(expense)		125	(148)
Income before income taxes		3,002	5,800
Tax expense (income)		(708)	(1,544)
Current		(608)	(1,460)
Deferred		(100)	(84)
Net income for the year		2,294	4,256
Currency translation adjustment – non-controlling interests		0
Comprehensive income		2,294
VBI Real Estate Gestão de Carteiras S.A. (“VBI”) | Non- controlling interests
Summarized Condensed Income Statement
Net revenue from services		2,703
Taxes on revenue		(226)	(405)
Personnel expenses		(504)	(1,535)
Amortization of intangible assets		(315)	(935)
General and administrative expenses		(383)	(946)
Share of profits of associates		(63)	(111)
Other income/(expenses)			(3)
Net financial income/(expense)		63	(74)
Income before income taxes		1,501	2,900
Tax expense (income)		(354)	(772)
Current		(304)	(730)
Deferred		(50)	(42)
Net income for the year		1,147	2,128
Currency translation adjustment – non-controlling interests		1,284
Comprehensive income		2,431
VBI Real Estate Gestão de Carteiras S.A. (“VBI”) | Management fees
Summarized Condensed Income Statement
Total gross revenue from services		5,858	12,686
VBI Real Estate Gestão de Carteiras S.A. (“VBI”) | Management fees | Non- controlling interests
Summarized Condensed Income Statement
Total gross revenue from services		$ 2,929	6,343
VBI Real Estate Gestão de Carteiras S.A. (“VBI”) | Performance fees
Summarized Condensed Income Statement
Total gross revenue from services			1,132
VBI Real Estate Gestão de Carteiras S.A. (“VBI”) | Performance fees | Non- controlling interests
Summarized Condensed Income Statement
Total gross revenue from services			566
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.)
Statement of financial position [abstract]
Current assets	6,867		6,867
Current liabilities	(1,364)		(1,364)
Current net assets	5,503		5,503
Non-current assets	16,317		16,317
Non-current liabilities	(57)		(57)
Non-current net assets	16,260		16,260
Net assets	21,763		$ 21,763
Summarized Condensed Income Statement
Taxes on revenue	0
Personnel expenses	(742)
Amortization of intangible assets	0
General and administrative expenses	(179)
Share of profits of associates	0
Other income/(expenses)	(151)
Net financial income/(expense)	(25)
Income before income taxes	896
Tax expense (income)	(310)
Current	(293)
Deferred	(17)
Net income for the year	586
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) | Non- controlling interests
Summarized Condensed Income Statement
Taxes on revenue	0
Personnel expenses	(364)
Amortization of intangible assets	0
General and administrative expenses	(88)
Share of profits of associates	0
Other income/(expenses)	(74)
Net financial income/(expense)	(12)
Income before income taxes	439
Tax expense (income)	(152)
Current	(144)
Deferred	(8)
Net income for the year	287
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) | Management fees
Summarized Condensed Income Statement
Total gross revenue from services	1,993
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) | Management fees | Non- controlling interests
Summarized Condensed Income Statement
Total gross revenue from services	977
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) | Performance fees
Summarized Condensed Income Statement
Total gross revenue from services	0
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) | Performance fees | Non- controlling interests
Summarized Condensed Income Statement
Total gross revenue from services	$ 0